Notes Payable (Details Narrative) (10-K)			3 Months Ended		8 Months Ended	12 Months Ended
	Dec. 22, 2017 USD ($)	May 05, 2017 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Aug. 25, 2017 USD ($)	Dec. 31, 2017 USD ($) Integer	Dec. 31, 2016 USD ($)	Dec. 20, 2017 USD ($)	May 12, 2016 USD ($)
Loan interest rate					8.00%	8.00%
Repaid of loan amount	$ 2,687	$ 850	$ 2,687			$ 17,253
Gain on debt extinguishment		$ 50				$ 50
Due to related parties					$ 16,403				$ 5,000
Accrued interest	$ 0							$ 879
Number of debt holders | Integer						3
Notes Payable 1 [Member]
Debt instrument borrowed amount						$ 100
Notes Payable 2 [Member]
Debt instrument borrowed amount						$ 800